ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities

	2023	2022
Provision for environmental liabilities	517,669	484,652
Current	139,395	262,018
Non-current	378,274	222,634